Basis of Presentation	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation

Note 1 - Basis of Presentation

The accompanying unaudited financial statements of Deep Medicine Acquisition Corp. (the “Company”) have been prepared in accordance with the generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the applicable rules and regulations for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited financial statements should be read in conjunction with the Annual Report on Form 10-K for the year ended March 31, 2023. The interim results for the three and six months ended September 30, 2023 are not necessarily indicative of the results to be expected for the year ending March 31, 2024 or for any future interim periods.